Other Receivables - Details of Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Receivables [Abstract]
Receivables due from SPE, net	$ 50,339	$ 51,931
Receivables, non-trade	9,886	8,330
Reserve for receivables, non-trade	(2,129)	(2,324)
Total other receivables, net	$ 58,096	$ 57,937